Credit facilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of bank loan

As of December 31, 2025 and 2024, bank loan consisted of the following:

		December 31
Bank Name	Nature of Loan	2024	2025
		HK$’000	HK$’000	US$’000
Bank of China (Hong Kong)	Revolving loan(1)	11,000	3,000	385
Total		11,000	3,000	385

(1)	This loan is a revolving loan up to HK$11,000,000, carries an interest of 2.25% below Hong Kong prime rate and is collateralized by the Company’s office premises located in Hong Kong; a Hong Kong property jointly owned by Mr. Li and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premises located in Hong Kong was released since September 29, 2022.